FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010	Jan. 02, 2010 Adoption of the new accounting guidance related to VIEs
FINANCIAL INSTRUMENTS
Losses related to the discontinuance of cash flow hedge accounting for instances where the forecasted transactions were no longer probable			$ 13,392
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	55 months	55 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	3,976	4,355
New Accounting Pronouncements Adopted
Other assets					2,620
Accounts payable and other accrued liabilities					24,316
Accumulated other comprehensive income (net of tax of $8,808)	(9,688)	(12,960)		(11,036)	(14,168)
Tax on accumulated other comprehensive income					$ 8,808